ACCOUNTING POLICIES	12 Months Ended
Jan. 31, 2024
Accounting Policies [Abstract]
ACCOUNTING POLICIES [Text Block]

3. ACCOUNTING POLICIES

a) Significant accounting estimates and assumptions

The preparation of the Company's consolidated financial statements in conformity with U.S. GAAP requires management to make judgments, estimates and assumptions that affect the reported amounts of assets, liabilities and contingent liabilities at the date of the financial statements and reported amounts of revenues and expenses during the reporting period. Estimates and assumptions are continuously evaluated and are based on management's experience and other factors, including expectations of future events that are believed to be reasonable under the circumstances. Actual results may differ from those estimates and judgments.

Areas requiring a significant degree of estimation and judgment relate to the determination of recoverability of goodwill, recoverability of intangible assets, fair value less costs to sell of assets classified as held for sale, estimates used in valuation and costing of inventory, impairment of long-lived assets and inventory, fair value measurements, useful lives, depreciation and amortization of property, equipment and intangible assets, the recoverability and measurement of deferred tax assets and liabilities, share-based compensation, and fair value of derivative liability.

b) Recently issued accounting pronouncements

Recent accounting pronouncements issued by the Financial Accounting Standards Board, the American Institute of Certified Public Accountants and the U.S. Securities and Exchange Commission did not or are not believed by management to have a material effect on the Company's present or future financial statements.

c) Cash

Cash is held in financial institutions and at retail locations. The carrying value of cash approximates its fair value.

The failure of any bank in which C21 deposits funds may reduce the amount of cash available for operations or delay the ability to access such funds. C21 does not currently have a commercial relationship with a bank that has failed or is has shown indications of experiencing operational distress, nor has C21 experienced delays or other issues in meeting its financial obligations. If banks and financial institutions where C21's cash is held enter receivership or become insolvent in response to financial conditions affecting the banking system and financial markets, its ability to access cash may be threatened and could have a material adverse effect on operations and financial condition of the Company.

As at January 31, 2024, the Company had FDIC coverage over $965,157 (January 31, 2023 - $697,945) of its cash balance.

d) Foreign currency translation

Foreign currency transactions are translated into U.S. dollars at exchange rates in effect on the date of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated at the functional currency spot rate at the reporting date. All differences are recorded in the consolidated statements of income and comprehensive income. Non-monetary items that are measured in terms of historical cost in a foreign currency are translated using the exchange rate at the date of the initial transaction. Non-monetary items measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.

Assets and liabilities of foreign operations are translated into U.S. dollars at year-end exchange rates and any revenue and expenses are translated at the average exchange rate for the year. The resulting exchange differences are recognized in other comprehensive income.

e) Inventory

Inventory consists of raw materials, consumables and packaging supplies used in the process to prepare inventory for sale; work in process consisting of pre-harvested cannabis plants, by-products to be extracted, oils and terpenes; and finished goods.

Inventory is valued at the lower of cost and net realizable value, with cost determined using the weighted average cost method. Net realizable value is calculated as the estimated selling price in the ordinary course of business, less any estimated costs to complete and sell the goods. Costs are capitalized to inventory, until substantially ready for sale. Costs include direct and indirect labor, raw materials, consumables, packaging supplies, utilities, facility costs, quality and testing costs, production related depreciation and other overhead costs. The Company records inventory reserves for obsolete and slow-moving inventory.

Inventory reserves are based on inventory obsolescence trends, and the historical and professional experience of management. The Company classifies cannabis inventory as a current asset, although, due to the duration of the cultivation, drying, and conversion process, certain inventory items may not be realized in cost of sales within one year.

f) Property and equipment

Property and equipment is measured at cost less accumulated depreciation and losses on impairment.

Depreciation is provided on the straight-line basis over the estimated useful lives of the assets as follows:

Buildings	45 years
Furniture & fixtures	5 years
Computer equipment	3 years
Machinery & equipment	2-7 years
Leasehold improvements	shorter of the life of the improvement or the remaining life of the lease

g) Intangible assets

Intangible assets are recorded at cost less accumulated amortization and accumulated impairment losses, if any. Intangible assets acquired in a business combination are measured at fair value at the acquisition date.

Intangible assets with finite useful lives are amortized on a straight-line basis over their estimated useful lives. Amortization of intangible assets begins when the asset becomes available for use. Brands, licenses, and customer relationships are amortized over 10 years, which reflect the estimated useful lives of the intangible assets.

h) Goodwill

Goodwill represents the excess of the purchase price paid for the acquisition of subsidiaries over the fair value of the net intangible and tangible assets acquired. Following the initial recognition, goodwill is measured at cost less any accumulated impairment losses. Goodwill is allocated to the reporting unit in which the business that created the goodwill resides. A reporting unit is an operating segment, or a business unit one level below that operating segment, for which discrete financial information is prepared and regularly reviewed by segment management. The Company's goodwill is part of the Nevada reporting unit.

Goodwill is tested annually for any impairment, or more frequently in the case that events or circumstances indicate that the carrying amount of a reporting unit may not be recoverable. The Company may elect to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If factors indicate this is the case, then a quantitative test is performed and an impairment is recorded for any excess carrying value above the reporting unit's fair value, not to exceed the amount of goodwill.

For the years ended January 31, 2024 and 2023, the recoverable amount of goodwill allocated to the Nevada reporting unit exceeded the carrying amount and no impairment was noted.

i) Impairment of long-lived assets

Long-lived assets include property and equipment, right-of-use assets, and intangible assets with finite useful lives.

At the end of each fiscal year, the Company reviews the intangible assets' estimated useful lives and amortization methods, with the effect of any changes in estimates accounted for on a prospective basis.

Long-lived assets are reviewed for indicators of impairment at each statement of balance sheet date or whenever events or changes in circumstances indicate that a potential impairment has occurred. The Company groups assets at the lowest level for which cash flows are separately identifiable, referred to as an asset group. When indicators of potential impairment are present the Company prepares a projected undiscounted cash flow analysis to determine the recoverable amount for the respective asset or asset group. An impairment loss is recognized whenever the carrying amount of the asset exceeds its recoverable amount and is recorded as in profit or loss equal to the amount by which the carrying amount exceeds the fair value.

j) Assets and liabilities held for sale

Non-current assets, or disposal groups comprising assets and liabilities, are classified as held for sale if it is highly probable that they will be recovered primarily through sale rather than through continuing use. Such assets, or disposal groups, are measured at the lower of their carrying amount and fair value less costs to sell. The comparative consolidated balance sheet is re-presented to classify assets as held for sale in the period that the respective assets are classified as held for sale.

k) Convertible instruments

The Company accounts for convertible debt as a single unit of account, unless the conversion feature requires bifurcation and recognition as a derivative. Additionally, the Company uses the if-converted method for all convertible instruments in the diluted earnings per share calculation and includes the effect of potential share settlement for instruments that may be settled in cash or shares.

l) Leases

Upon commencement of a contract containing a lease, the Company classifies leases other than short-term leases as either an operating lease or a finance lease according to the criteria prescribed by ASU 2016-02, Leases ("ASC 842"). The lease classification is reassessed only when: (a) the contract is modified and the modification is not accounted for as a separate contract, and (b) there is a change in the lease term or the assessment of whether the lessee is reasonably certain to exercise an option to purchase the underlying asset. The Company has elected not to recognize right-of-use assets and liabilities for short-term leases that have a term of 12 months or less.

For both finance leases and operating leases, right-of-use assets and lease liabilities are initially measured as the present value of future lease payments and initial direct costs discounted at the interest rate implicit in the lease, or if that rate is not readily determinable, the Company's incremental borrowing rate. Subsequent measurement of lease liabilities classified as finance leases is at amortized cost using the effective interest rate method. Subsequent measurement of right-of-use assets classified as finance leases is at carrying amount less accumulated amortization, where amortization is recorded straight-line over the lease term. Subsequent measurement of lease liabilities classified as operating leases is at the present value of the unpaid lease payments discounted at the discount rate for the lease established at the commencement date. Subsequent measurement of right-of-use assets classified as operating leases is carrying amount less accumulated amortization where amortization is calculated as the difference between straight-line lease cost for the period, including amortization of initial direct costs, and the periodic accretion of the lease liability.

m) Financial instruments

Financial instruments are contracts that give rise to a financial asset of one party and a financial liability or equity instrument of another party. Financial instruments are recorded initially at fair value, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Subsequent measurement depends on how the financial instrument has been classified and may be at fair value or amortized cost. For financial instruments subsequently measured at fair value, the Company determines the fair value of financial instruments using quoted market prices whenever available. When quoted market prices are not available, the Company uses standard pricing models including the Black-Scholes option pricing model.

Financial instruments measured at fair value are classified into one of three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values. The three levels of the fair value hierarchy are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities;

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

Level 3 - Inputs that are not based on observable market data.

There have been no transfers between fair value hierarchy levels during the years ended January 31, 2024 and 2023.

The Company's cash, receivables, accounts payable and accrued liabilities are recorded at cost. The carrying values of these financial instruments approximate their fair value due to their short-term maturities. Unless otherwise noted, it is management's opinion that the Company is not exposed to significant interest or credit risks arising from these financial instruments.

Financial instruments subsequently measured at amortized cost include promissory note payable, convertible promissory notes, and reclamation obligation.

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they come due. As at January 31, 2024, the Company had a working capital deficiency of $6,922,786 (January 31, 2023 - $6,374,973). Working capital deficiency includes a convertible promissory note with a carrying amount of $1,156,259, which is currently in dispute with a vendor, and the outcome of this dispute is yet to be determined (Note 11(a) and Note 20). Additionally, as at January 31, 2024, the Company had an income tax payable of $9,719,872, which includes an estimated income tax for the current year from its U.S. subsidiaries of $3,482,125. To manage liquidity risk, the Company endeavors to ensure it has sufficient cash resources to meet its financial obligations. The Company has a thorough planning process to determine the funds required to sustain its operations. Currently, the Company primarily relies on cash generated from its cannabis operations to fulfill its financial commitments. The Company's ability to service its debt depends on sustaining the profitability of its operations and obtaining sufficient financing on acceptable terms.

Foreign currency risk is the risk that the fair values of future cash flows of a financial instrument will fluctuate because they are denominated in currencies that differ from the respective functional currency. The Company is not exposed to significant foreign currency risk as its operations and cash flows are all denominated in US$. The Canadian parent has a functional currency of Canadian dollars but does not routinely engage in financing activities in alternate currencies and during the years ended January 31, 2024 and 2023 had no exposure to foreign currency risk.

n) Share-based compensation

The Company measures equity settled share-based payments based on their fair value at their grant date and recognizes share-based compensation expense over the vesting period based on the Company's estimate of equity instruments that will eventually vest. Consideration paid to the Company on the exercise of stock options is recorded as common stock.

o) Income taxes

The Company uses the asset and liability method to account for income taxes. Deferred income tax assets and liabilities are determined based on enacted tax rates and laws for the years in which the differences are expected to reverse.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

As the Company operates in the cannabis industry, it is subject to the limits of Internal Revenue Code Section 280E under which the Company is only allowed to deduct expenses directly related to the cost of producing the products or cost of production.

The Company recognizes uncertain income tax positions at the largest amount that is more-likely-than-not to be sustained upon examination by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. Recognition or measurement is reflected in the period in which the likelihood changes. Any interest and penalties related to unrecognized tax liabilities are presented within income tax expense in the consolidated statements of comprehensive income.

p) Earnings (loss) per share

The Company presents basic and diluted loss per share data for its common shares. Basic loss per share is calculated using the weighted average number of shares outstanding during the respective years. Diluted loss per share is computed by dividing net loss by the weighted average shares outstanding adjusted for additional shares from the assumed exercise of stock options, restricted share units, or warrants, if dilutive.

The number of additional shares is calculated by assuming the outstanding dilutive convertible instruments, options, and warrants are exercised and that the assumed proceeds are used to acquire common shares at the average market price during the year. Diluted loss per share figures for the years presented are equal to those of basic loss per share for the years since the effects of convertible instruments, stock options and warrants are anti-dilutive.

q) Revenue recognition

Revenue is recognized by the Company in accordance with ASC 606 - Revenue From Contracts With Customers ("ASC 606"). Through application of the standard, the Company recognizes revenue to depict the transfer of promised goods or services to the customer in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services.

In order to recognize revenue under ASC 606, the Company applies the following five steps:

1. Identify a customer along with a corresponding contract

2. Identify the performance obligation(s) in the contract to transfer goods or provide distinct services to a customer

3. Determine the transaction price that the Company expects to be entitled to in exchange for transferring promised goods or services to a customer

4. Allocate the transaction price to the performance obligation(s) in the contract

5. Recognize revenue when or as the Company satisfies the performance obligation(s) in the contract

The Company's contracts with customers for the sale of dried cannabis and other products derived from cannabis consist of one performance obligation, being the transfer of control of the goods to the customer at the point of sale. The Company transfers control and satisfies its performance obligation when collection has taken place, compliant documentation has been signed, and the product was accepted by the buyer. The Company does not have performance obligations subsequent to delivery on the sale of goods to customers and revenues from sale of goods are recognized at a "point in time", which is upon passing of control to the customer.

Provisions for expected credit losses on accounts receivable are based on the Company's assessment of the collectability of specific customer balances, which is based upon a review of the customer's creditworthiness and past collection history. For trade receivables deemed to be uncollectible, and arose from the sale of goods, the Company will write off the specific balance against the allowance for doubtful accounts when it is known that a provided amount will not be collected.

The Company disaggregates its revenues based on sales to its retail customers where cash is received immediately versus wholesale customers to whom the Company extends credit terms. For the year ended January 31, 2024, revenue from retail sales from continuing operations totaled $25,314,672 (2023 - $26,713,239) and revenue from wholesale from continuing operations totaled $2,970,528 (2023 - $2,175,171).

r) Loyalty program

The Company offers a loyalty reward program to its dispensary customers that allows customers to earn reward credits that can be applied to future purchases. Loyalty reward credits issued as part of a sales transaction result in revenue being deferred until the loyalty reward is redeemed by the customer. The loyalty rewards are shown as reductions to the 'Revenue' line within the accompanying consolidated statements of income and comprehensive income and included as deferred revenue on the consolidated balance sheets. A portion of the revenue generated in a sale must be allocated to the loyalty points earned. The amount allocated to the points earned is deferred until the loyalty points are redeemed or expire. The loyalty program expiration policy is six months. As of January 31, 2024 and 2023, the loyalty liability totaled $301,562 and $94,068, respectively, and is included in deferred revenue on the consolidated balance sheets.